Submission	Jun. 30, 2026
Submission [Line Items]
Central Index Key	0001780201
Registrant Name	Lulu's Fashion Lounge Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES